[LOGO]USAA(R)

                             USAA S&P 500
                                      INDEX Fund

                                                                       [GRAPHIC]

                                                S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
  JUNE 30, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                   IT'S IMPORTANT TO REMEMBER
            THAT IT'S NEVER A GOOD IDEA TO LET THE
[PHOTO]     EMOTIONS OF THE MOMENT DISRUPT A SOUND,
               LOGICAL LONG-TERM INVESTMENT PLAN.
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 Certainly, investors have been confronted by many challenges in the past months, including news of corporate accounting scandals, economic uncertainty, and volatility in the financial markets.

                 Although this has been a painful period, the financial markets are working through the excesses of the 1990s. Ethical misdeeds among corporate executives are being punished. Accounting standards are being reevaluated, as is the role of securities analysts. We believe that America's financial infrastructure will be stronger in the end.

                 That being said, it's important to remember that it's never a good idea to let the emotions of the moment disrupt a sound, logical long-term investment plan. In fact, in many cases, the best time to make sound investment buys is when pessimism is rampant throughout the markets and select opportunities become available. An indexing approach (investing across a broad spectrum of industries and company sizes) to investing has been--and will continue to be--an effective long-term strategy that requires patience through all market conditions.

                 In some ways, investors are being forced to get over a 10-year eating binge. For a long time, we engaged in unhealthy activities. Now we're trying to get back into top shape, to develop new

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 habits, and be disciplined about following them. This won't happen overnight. To learn new habits, we must be patient and maintain an optimistic outlook.

                 The bright side to the last few years is that Americans have re-learned some fundamental financial truths. First, after a period of excess, market values will correct themselves and move back into balance. And second, we have to save money as well as spend it. We should all have a long-term plan with a diversification strategy, and we should stick to it. However, if we have trouble sleeping at night, we should consider reducing our risk exposure.

                 We are privileged to be trusted with your investment assets, and we are proud to serve our shareholders. Thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus
                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                            1

FINANCIAL INFORMATION

   Portfolio of Investments                                           9

   Notes to Portfolio of Investments                                 23

   Financial Statements                                              24

   Notes to Financial Statements                                     27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
                 At least 80% of the Fund's assets will be invested in stocks of companies composing the S&P 500 Index.

MEMBER SHARES
----------------------------------------------------------------------------------------------
                                                             6/30/02             12/31/01
----------------------------------------------------------------------------------------------
Net Assets                                               $1,593.9 Million    $2,902.2 Million
Net Asset Value Per Share                                      $14.88              $17.26

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------
12/31/01 TO 6/30/02*      1 YEAR       5 YEARS        SINCE INCEPTION ON 5/1/96
     -13.25%              -18.12%       3.47%                 8.67%**

REWARD SHARES

----------------------------------------------------------------------------------------------
                                                                                   6/30/02
----------------------------------------------------------------------------------------------
Net Assets                                                                      $842.4 Million
Net Asset Value Per Share                                                           $14.88

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------
                               SINCE INCEPTION ON 5/1/02*
                                        -8.67%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.
** INCLUDES THE $10 ANNUAL MAINTENANCE FEE THROUGH DECEMBER 31, 1996.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN FEES.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                   [CHART]

      CUMULATIVE PERFORMANCE COMPARISON
      ---------------------------------

              USAA S&P 500
               INDEX FUND-
              MEMBER SHARES   S&P 500 INDEX
              -------------   -------------

 05/02/1996      10000.00       10000.00
     May-96      10420.00       10427.00
     Jun-96      10441.89       10466.62
     Jul-96       9981.80       10004.00
     Aug-96      10191.84       10215.08
     Sep-96      10761.88       10789.17
     Oct-96      11053.02       11086.95
     Nov-96      11896.30       11924.02
     Dec-96      11669.21       11687.92
     Jan-97      12385.29       12417.25
     Feb-97      12486.15       12515.34
     Mar-97      11960.56       12002.21
     Apr-97      12679.62       12717.55
     May-97      13459.43       13494.59
     Jun-97      14057.07       14095.10
     Jul-97      15175.13       15215.66
     Aug-97      14321.33       14363.58
     Sep-97      15104.11       15149.27
     Oct-97      14594.18       14643.28
     Nov-97      15267.29       15321.27
     Dec-97      15523.31       15584.79
     Jan-98      15707.62       15756.22
     Feb-98      16823.75       16892.25
     Mar-98      17684.18       17757.13
     Apr-98      17848.49       17938.25
     May-98      17540.40       17629.72
     Jun-98      18249.03       18345.48
     Jul-98      18063.66       18151.02
     Aug-98      15458.12       15528.20
     Sep-98      16455.55       16523.56
     Oct-98      17798.43       17865.27
     Nov-98      18872.74       18947.90
     Dec-98      19966.12       20039.30
     Jan-99      20763.93       20876.95
     Feb-99      20121.54       20227.67
     Mar-99      20933.40       21036.78
     Apr-99      21744.53       21850.90
     May-99      21214.18       21335.22
     Jun-99      22401.70       22515.06
     Jul-99      21702.62       21814.84
     Aug-99      21587.85       21705.77
     Sep-99      21014.09       21111.03
     Oct-99      22312.42       22447.36
     Nov-99      22762.65       22903.04
     Dec-99      24093.91       24249.74
     Jan-00      22885.01       23032.40
     Feb-00      22454.01       22597.09
     Mar-00      24630.68       24807.08
     Apr-00      23892.61       24060.39
     May-00      23386.50       23567.15
     Jun-00      23955.85       24146.90
     Jul-00      23585.99       23770.21
     Aug-00      25044.27       25246.34
     Sep-00      23723.80       23913.34
     Oct-00      23617.84       23812.90
     Nov-00      21752.99       21936.44
     Dec-00      21860.53       22043.93
     Jan-01      22629.11       22826.49
     Feb-01      20564.93       20747.00
     Mar-01      19257.59       19433.71
     Apr-01      20744.02       20941.77
     May-01      20876.15       21082.08
     Jun-01      20359.25       20569.78
     Jul-01      20160.52       20368.20
     Aug-01      18901.87       19095.19
     Sep-01      17374.76       17554.21
     Oct-01      17707.18       17889.49
     Nov-01      19059.04       19261.62
     Dec-01      19217.55       19431.12
     Jan-02      18939.20       19147.42
     Feb-02      18571.77       18777.88
     Mar-02      19262.51       19483.93
     Apr-02      18090.01       18303.20
     May-02      17956.01       18169.59
     Jun-02      16670.49       16875.91


DATA FROM 5/2/96* THROUGH 6/30/02.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 S&P 500(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. [MIDDOT] INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                   THE INDEX.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                   [CHART]


      CUMULATIVE PERFORMANCE COMPARISON
      ---------------------------------

          USAA S&P 500 INDEX
          FUND-REWARD SHARES     S&P 500 INDEX
          ------------------     -------------

5/01/02      10000.00              10000.00
 May-02       9834.86               9926.59
 Jun-02       9132.62               9219.76


DATA FROM 5/1/02* THROUGH 6/30/02.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 S&P 500(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. [MIDDOT] INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

                 * DATE REWARD SHARES WERE INTRODUCED.

4

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

                 The USAA S&P 500 Index Fund seeks to track the performance of the S&P 500 Index. For the six-month period ended June 30, 2002, the Index returned -13.15%, and the Fund's Member Shares returned -13.25%.

FIRST-QUARTER REVIEW
--------------------------------------------------------------------------------

                 The S&P 500 Index rose 0.28% during the quarter as equities struggled to maintain the momentum of the fourth quarter of 2001. Equities declined soon after the beginning of the quarter, with the decline continuing through mid-February. A rally began as the prospects for renewed economic growth rose, and lasted into March before faltering during the last two weeks of the quarter. Large-cap value stocks outperformed large-cap growth for the quarter, but small- and mid-cap segments of the market outperformed large-cap stocks.

                 After the sharp economic slowdown of 2001, which was exacerbated by the World Trade Center attacks and the anticipated negative consumer reaction, the U.S. economy showed signs of a potentially strong rebound during the quarter. Economic statistics showed the economy growing at a 1.7% rate during the fourth quarter of 2001, fueled by consumer and government spending, which set the stage for anticipated first-quarter economic growth. In the aftermath of the collapse of Enron, a credit crunch affected many companies associated with aggressive accounting practices, including some of the technology and telecommunication leaders of the late 1990s. These companies found themselves shut out of the commercial paper markets and had to draw down more expensive bank credit lines in order to maintain adequate liquidity.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE S&P 500 INDEX DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The best sector performance during the quarter came from financials (the largest sector in the index), materials, energy, and consumer staples. Declining sectors were led by telecommunication services and information technology. Stocks with the greatest positive impact on this quarter's performance included Exxon Mobil Corp., Johnson & Johnson, and Wal-Mart Stores Inc. Tyco International Ltd. had the largest negative impact on performance, returning lower than -40%.

SECOND-QUARTER REVIEW
--------------------------------------------------------------------------------

                 The S&P 500 Index returned -13.39% for the quarter as equities declined to levels not seen since the lows experienced after September 11, 2001. The current decline, which began in early March, continued almost unabated throughout the quarter, with only a slight bounce in early May. All capitalization and style segments of the market were down, some more than others; large-cap value stocks outperformed large-cap growth, but small- and mid-cap segments continued to outperform large-cap stocks.

                 Equity markets were severely affected by the growing scandal over corporate accounting practices and continuing credit concerns. In addition, positive economic news was over-shadowed by continued threats of terrorism, geopolitical instability, and questions about the reliability of corporate earnings reports. Although the period saw first-quarter gross domestic product growth revised to 6.1% from 5.6% and other signs of economic growth taking shape, expectations for a "double-dip" recession remained as investors shrugged off the improving economic climate and concentrated on near-daily doses of negative news.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-22.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 Sector performance was negative across the board, with materials and consumer staples providing the best performance by virtue of being down the least. Declining sectors were once again led by information technology and telecommunication services; these two sectors accounted for almost 40% of the quarter's performance. The financials sector, which continued to grow in weight within the index, also posted negative returns for the quarter.

                 Declining stocks were led by Dynegy Inc. and Williams Companies Inc., and gainers were led by Big Lots Inc. and Intuit Inc. Stocks with the greatest positive impact on the quarter's performance included Coca-Cola Co., Unilever N.V., and Lockheed Martin Corp. The largest negative impact to performance during the second quarter came from Intel Corp., which returned nearly -40%.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
------------------------------------------
Microsoft Corp.                       3.2%

General Electric Co.                  3.1%

Exxon Mobil Corp.                     3.0%

Wal-Mart Stores, Inc.                 2.6%

Pfizer, Inc.                          2.4%

Citigroup, Inc.                       2.2%

American International Group, Inc.    1.9%

Johnson & Johnson, Inc.               1.7%

Coca Cola Co.                         1.5%

International Business Machines Corp. 1.3%

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-22.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

               SECTOR ALLOCATION*
                    6/30/02

                    [CHART]

Materials                                3.2%
Utilities                                3.0%
Financials                              19.4%
Information Technology                  13.7%
Health Care                             13.4%
Consumer Discretionary                  13.3%
Industrials                             10.9%
Consumer Staples                         9.7%
Energy                                   7.4%
Telecommunication Services               4.0%

                   * EXCLUDES MONEY MARKET INSTRUMENTS.

    PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-22.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------

            COMMON STOCK (97.9%)

  101,500   3M Co.                                                 $  12,484
  410,800   Abbott Laboratories                                       15,467
   69,900   ACE Ltd.                                                   2,209
  216,600   ADC Telecommunications, Inc. *                               496
   61,400   Adobe Systems, Inc.                                        1,750
   11,500   Adolph Coors Co. "B"                                         716
   85,000   Advanced Micro Devices *                                     826
  143,100   AES Corp. *                                                  776
   37,300   Aetna, Inc.                                                1,789
  141,200   AFLAC Corp.                                                4,518
  121,400   Agilent Technologies, Inc. *                               2,871
   60,000   Air Products & Chemicals, Inc.                             3,028
   13,500   Alberto-Culver Co. "B"                                       645
  107,300   Albertson's, Inc.                                          3,268
   85,300   Alcan, Inc.                                                3,200
  221,700   Alcoa, Inc.                                                7,349
   36,700   Allegheny Energy, Inc.                                       945
   20,400   Allegheny Technologies, Inc.                                 322
   33,100   Allergan, Inc.                                             2,209
   47,800   Allied Waste Industries, Inc. *                              459
  191,300   Allstate Corp.                                             7,074
   83,500   ALLTEL Corp.                                               3,924
  103,700   Altera Corp. *                                             1,410
   28,100   Ambac Financial Group, Inc.                                1,888
   21,400   Amerada Hess Corp.                                         1,765
   33,200   Ameren Corp.                                               1,428
   87,800   American Electric Power Co.                                3,514
  344,700   American Express Co.                                      12,520
   15,300   American Greetings Corp. "A"                                 255
  684,549   American International Group Inc.                         46,707
   54,300   American Power Conversion Corp.*                             686
   18,800   American Standard Co., Inc. *                              1,412
   28,159   AmerisourceBergen Corp.                                    2,140
  261,400   Amgen, Inc. *                                             10,947
   38,800   AMR Corp. *                                                  654
   90,000   AmSouth Bancorp                                            2,014
   63,400   Anadarko Petroleum Corp.                                   3,126
   94,400   Analog Devices, Inc. *                                     2,804
   31,100   Andrew Corp. *                                               446

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------

  236,400   Anheuser-Busch Companies, Inc.                         $  11,820
1,158,000   AOL Time Warner, Inc. *                                   17,034
   71,000   Aon Corp.                                                  2,093
   36,900   Apache Corp.                                               2,121
   45,200   Apollo Group, Inc. "A" *                                   1,781
   93,700   Apple Computer, Inc. *                                     1,660
   53,200   Applera Corp.-Applied Biosystems Group                     1,037
  421,800   Applied Materials, Inc. *                                  8,023
   74,100   Applied Micro Circuits Corp. *                               350
  168,980   Archer-Daniels-Midland Co.                                 2,161
   17,200   Ashland, Inc.                                                697
  984,500   AT&T Corp.                                                10,534
  718,000   AT&T Wireless Services Corp. *                             4,200
   27,600   Autodesk, Inc.                                               366
  165,000   Automatic Data Processing, Inc.                            7,186
   27,500   AutoZone, Inc. *                                           2,126
  102,400   Avaya, Inc. *                                                507
   27,500   Avery Dennison Corp.                                       1,726
   63,800   Avon Products, Inc.                                        3,333
   82,400   Baker Hughes, Inc.                                         2,743
   14,000   Ball Corp.                                                   581
  404,200   Bank of America Corp.                                     28,440
  197,300   Bank of New York Co., Inc.                                 6,659
  310,100   Bank One Corp.                                            11,933
  136,963   Barrick Gold Corp.                                         2,601
   16,800   Bausch & Lomb, Inc.                                          569
  151,000   Baxter International, Inc.                                 6,712
  113,000   BB&T Corp.                                                 4,362
   26,800   Bear Stearns Companies, Inc.                               1,640
   62,800   Becton, Dickinson & Co.                                    2,163
   77,100   Bed Bath & Beyond, Inc. *                                  2,910
  494,200   BellSouth Corp.                                           15,567
   13,500   Bemis Co., Inc.                                              641
   81,600   Best Buy Co., Inc. *                                       2,962
   27,900   Big Lots, Inc.                                               549
   39,600   Biogen, Inc. *                                             1,641
   70,000   Biomet, Inc.                                               1,898
   40,900   BJ Services Co. *                                          1,386
   20,400   Black & Decker Corp.                                         983
   60,300   BMC Software, Inc. *                                       1,001
  221,800   Boeing Co.                                                 9,981

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------

   14,300   Boise Cascade Corp.                                    $     494
  106,700   Boston Scientific Corp.*                                   3,128
  510,400   Bristol-Myers Squibb Co.                                  13,117
   69,700   Broadcom Corp. "A" *                                       1,223
   14,100   Brown-Forman Corp. "B"                                       973
   20,800   Brunswick Corp.                                              582
   98,800   Burlington Northern Santa Fe Corp.                         2,964
   55,700   Burlington Resources, Inc.                                 2,117
   14,400   C.R. Bard, Inc.                                              815
  103,000   Calpine Corp.*                                               724
  110,900   Campbell Soup Co.                                          3,067
   57,100   Capital One Financial Corp.                                3,486
  119,600   Cardinal Health, Inc.                                      7,345
  155,100   Carnival Corp. "A"                                         4,295
   92,900   Caterpillar, Inc.                                          4,547
  280,110   Cendant Corp.*                                             4,448
   17,300   Centex Corp.                                               1,000
   38,200   Century Telephone, Inc.                                    1,127
  361,400   Charles Schwab Corp.                                       4,048
   55,280   Charter One Financial, Inc.                                1,901
  280,465   ChevronTexaco Corp.                                       24,821
   50,700   Chiron Corp.*                                              1,790
   46,200   Chubb Corp.                                                3,271
   81,400   CIENA Corp.*                                                 341
   37,500   CIGNA Corp.                                                3,653
   39,100   Cincinnati Financial Corp.                                 1,819
   38,300   CINergy Corp.                                              1,378
   46,800   Cintas Corp.*                                              2,312
   51,700   Circuit City Group                                           969
1,924,400   Cisco Systems, Inc.*                                      26,845
1,349,200   Citigroup, Inc.                                           52,282
   81,100   Citizens Communications Co.*                                 678
   45,900   Citrix Systems, Inc.*                                        277
  159,000   Clear Channel Communications, Inc.*                        5,091
   58,600   Clorox Co.                                                 2,423
   41,600   CMS Energy                                                   457
  651,400   Coca Cola Co.                                             36,478
  120,800   Coca-Cola Enterprises, Inc.                                2,667
  144,400   Colgate-Palmolive Co.                                      7,227
  249,100   Comcast Corp. "A" *                                        5,836
   47,000   Comerica, Inc.                                             2,886

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JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
  150,300   Computer Associates International, Inc.                $   2,388
   44,000   Computer Sciences Corp.*                                   2,103
   91,100   Compuware Corp.*                                             553
   48,700   Comverse Technology, Inc.*                                   451
  147,200   ConAgra Foods, Inc.                                        4,070
  136,400   Concord EFS, Inc.*                                         4,111
  170,500   Conoco, Inc.                                               4,740
   79,400   Conseco, Inc.*                                               159
   59,000   Consolidated Edison, Inc.                                  2,463
   43,700   Constellation Energy Group, Inc.                           1,282
   47,400   Convergys Corp.*                                             923
   25,200   Cooper Industries, Ltd.                                      990
   17,200   Cooper Tire & Rubber Co.                                     353
  250,700   Corning, Inc.*                                               890
  119,900   Costco Wholesale Corp.*                                    4,631
   33,100   Countrywide Credit Industries, Inc.                        1,597
   14,300   Crane Co.                                                    363
   55,300   CSX Corp.                                                  1,938
   12,400   Cummins, Inc.                                                410
  104,600   CVS Corp.                                                  3,201
   36,200   Dana Corp.                                                   671
   38,600   Danaher Corp.                                              2,561
   43,650   Darden Restaurants, Inc.                                   1,078
   63,100   Deere & Co.                                                3,022
  684,000   Dell Computer Corp.*                                      17,880
  139,300   Delphi Corp.                                               1,839
   31,600   Delta Air Lines, Inc.                                        632
   17,400   Deluxe Corp.                                                 677
   40,400   Devon Energy Corp.                                         1,991
   22,100   Dillard's, Inc. "A"                                          581
   91,600   Dollar General Corp.                                       1,743
   71,400   Dominion Resources, Inc. "A"                               4,727
   55,100   Dover Corp.                                                1,929
  238,900   Dow Chemical Co.                                           8,213
   21,400   Dow Jones & Co., Inc.                                      1,037
   40,300   DTE Energy Co.                                             1,799
  272,700   Du Pont (EI)De Nemours & Co.                              12,108
  218,300   Duke Energy Corp.                                          6,789
   93,900   Dynegy, Inc. "A"                                             676
   19,700   Eastman Chemical Co.                                         924
   76,500   Eastman Kodak Co.                                          2,232

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JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
   19,400   Eaton Corp.                                            $   1,411
   31,700   Ecolab, Inc.                                               1,465
   89,400   Edison International, Inc.*                                1,520
  153,100   El Paso Corp.                                              3,155
  128,700   Electronic Data Systems Corp.                              4,781
  296,300   Eli Lilly & Co.                                           16,711
  590,100   EMC Corp.*                                                 4,455
  108,900   Emerson Electric Co.                                       5,827
   32,300   Engelhard Corp.                                              915
   58,300   Entergy Corp.                                              2,474
   29,600   EOG Resources, Inc.                                        1,175
   35,500   Equifax, Inc.                                                959
  104,900   Equity Office Properties Trust                             3,157
   69,100   Equity Residential Properties Trust                        1,987
   85,000   Exelon Corp.                                               4,446
1,781,000   Exxon Mobil Corp.                                         72,879
   46,300   Family Dollar Stores, Inc.                                 1,632
  262,200   Fannie Mae                                                19,337
   49,200   Federated Dept. Stores, Inc.*                              1,953
   76,200   FedEx Corp.*                                               4,069
  155,900   Fifth Third Bancorp                                       10,391
  195,000   First Data Corp.                                           7,254
   33,200   First Tennessee National Corp.                             1,272
   84,050   FirstEnergy Corp.*                                         2,806
   51,900   Fiserv, Inc.*                                              1,905
  280,500   FleetBoston Financial Corp.                                9,074
   22,700   Fluor Corp.                                                  884
  481,900   Ford Motor Co.                                             7,710
   44,300   Forest Laboratories, Inc.*                                 3,136
   38,000   Fortune Brands, Inc.                                       2,128
   47,300   FPL Group, Inc.                                            2,838
   70,500   Franklin Resources, Inc.                                   3,006
  183,700   Freddie Mac                                               11,242
   35,300   Freeport-McMoran Copper & Gold, Inc. "B" *                   630
   70,700   Gannett Co., Inc.                                          5,366
  232,000   Gap, Inc.                                                  3,294
   81,500   Gateway, Inc.*                                               362
   52,800   General Dynamics Corp.                                     5,615
2,608,400   General Electric Co.                                      75,774
   93,100   General Mills, Inc.                                        4,104
  143,400   General Motors Corp.                                       7,665

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JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
   41,900   Genuine Parts Co.                                      $   1,461
   53,800   Genzyme Corp.*                                             1,035
   63,300   Georgia-Pacific Corp.                                      1,556
  281,200   Gillette Co.                                               9,524
   42,300   Golden West Financial Corp.                                2,909
   30,500   Goodrich Corp.                                               833
   41,700   Goodyear Tire & Rubber Co.                                   780
   12,200   Great Lakes Chemical Corp.                                   323
   77,600   Guidant Corp.*                                             2,346
   49,700   H&R Block, Inc.                                            2,294
   90,500   H.J. Heinz Co.                                             3,720
  109,700   Halliburton Co.                                            1,749
   81,700   Harley-Davidson, Inc.                                      4,189
   29,400   Harrah's Entertainment Corp.*                              1,304
   66,800   Hartford Financial Services Group, Inc.                    3,973
   41,000   Hasbro, Inc.                                                 556
  135,700   HCA, Inc.                                                  6,446
   63,600   Health Management Associates, Inc. "A" *                   1,282
  101,900   HEALTHSOUTH Corp.*                                         1,303
   25,800   Hercules, Inc.*                                              299
   37,700   Hershey Foods Corp.                                        2,356
  796,911   Hewlett-Packard Co.                                       12,177
   94,400   Hilton Hotels Corp.                                        1,312
  614,600   Home Depot, Inc.                                          22,574
  212,500   Honeywell International, Inc.                              7,486
  120,800   Household International, Inc.                              6,004
   49,900   Humana, Inc.*                                                780
   70,300   Huntington Bancshares, Inc.                                1,365
   80,700   Illinois Tool Works, Inc.                                  5,512
  166,700   Immunex Corp.*                                             3,724
   79,200   IMS Health, Inc.                                           1,422
   46,000   Inco, Ltd.*                                                1,041
   46,600   Ingersoll-Rand Co. Ltd.                                    2,128
1,770,000   Intel Corp.                                               32,338
  454,400   International Business Machines Corp.                     32,717
   23,300   International Flavors & Fragrances, Inc.                     757
   23,499   International Game Technology, Inc.*                       1,332
  126,700   International Paper Co.                                    5,522
  101,900   Interpublic Group of Companies, Inc.                       2,523
   57,800   Intuit, Inc.*                                              2,874
   21,200   ITT Industries, Inc.                                       1,497

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USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
   72,400   J.C. Penney Corp.                                      $   1,594
  521,100   J.P. Morgan Chase & Co.                                   17,676
   54,700   Jabil Circuit, Inc.*                                       1,155
  349,400   JDS Uniphase Corp.*                                          940
   39,100   Jefferson-Pilot Corp.                                      1,838
   78,800   John Hancock Financial Services, Inc.                      2,774
  790,700   Johnson & Johnson, Inc.                                   41,322
   22,300   Johnson Controls, Inc.                                     1,820
   35,339   Jones Apparel Group, Inc.*                                 1,325
   14,500   KB Home                                                      747
  107,800   Kellogg Co.                                                3,866
   25,600   Kerr-McGee Corp.                                           1,371
  103,700   KeyCorp                                                    2,831
   40,900   Keyspan Corp.                                              1,540
  140,600   Kimberly-Clark Corp.                                       8,717
   34,000   Kinder Morgan, Inc.                                        1,293
   61,200   King Pharmaceuticals, Inc.*                                1,362
   50,400   KLA-Tencor Corp.*                                          2,217
   20,200   Knight-Ridder, Inc.                                        1,272
   89,500   Kohl's Corp.*                                              6,272
  211,300   Kroger Co.*                                                4,205
   47,000   Leggett & Platt, Inc.                                      1,100
   61,700   Lehman Brothers Holdings, Inc.                             3,857
   32,300   Lexmark International, Inc *                               1,757
  138,400   Limited Brands, Inc.                                       2,948
   48,400   Lincoln National Corp.                                     2,033
   84,100   Linear Technology Corp.                                    2,643
   26,200   Liz Claiborne, Inc.                                          833
  114,900   Lockheed Martin Corp.                                      7,986
   51,300   Loews Corp.                                                2,755
   25,800   Louisiana-Pacific Corp.*                                     273
  205,400   Lowe's Companies, Inc.                                     9,325
   94,200   LSI Logic Corp.*                                             824
  910,800   Lucent Technologies, Inc.*                                 1,512
   29,100   Manor Care, Inc.*                                            669
   79,100   Marathon Oil Corp.                                         2,145
   61,600   Marriott International, Inc. "A"                           2,344
   71,500   Marsh & McLennan Companies, Inc.                           6,907
   54,000   Marshall & Ilsley Corp.                                    1,670
  117,300   Masco Corp.                                                3,180
  116,600   Mattel, Inc.                                               2,458

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JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
   86,200   Maxim Integrated Products, Inc.*                       $   3,304
   76,500   May Department Stores Co.                                  2,519
   18,400   Maytag Corp.                                                 785
   41,000   MBIA, Inc.                                                 2,318
  226,800   MBNA Corp.                                                 7,500
   14,500   McDermott International, Inc.*                               117
  339,500   McDonald's Corp.                                           9,659
   52,500   McGraw-Hill Companies, Inc.                                3,134
   77,900   McKesson Corp.                                             2,547
   53,690   MeadWestvaco Corp.                                         1,802
   67,400   MedImmune, Inc.*                                           1,779
  320,100   Medtronic, Inc.                                           13,716
  120,300   Mellon Financial Corp.                                     3,781
  593,500   Merck & Co.                                               30,055
   20,200   Mercury Interactive Corp.*                                   464
   11,900   Meredith Corp.                                               456
  218,600   Merrill Lynch & Co., Inc.                                  8,853
  194,400   MetLife, Inc.                                              5,599
   26,100   MGIC Investment Corp.                                      1,770
  160,000   Micron Technology, Inc.*                                   3,235
1,426,200   Microsoft Corp.*                                          78,013
   13,200   Millipore Corp.                                              422
  102,464   Mirant Corp.*                                                748
   53,700   Molex, Inc.                                                1,801
   42,000   Moody's Corp.                                              2,090
  292,200   Morgan Stanley                                            12,588
  588,900   Motorola, Inc.                                             8,492
   39,600   Nabors Industries Ltd.*                                    1,392
  153,500   National City Corp.                                        5,104
   48,500   National Semiconductor Corp.*                              1,415
   14,400   Navistar International Corp.*                                461
   26,700   NCR Corp.*                                                   924
   90,700   Network Appliance, Inc.*                                   1,126
   39,600   New York Times "A"                                         2,039
   71,700   Newell Rubbermaid Co.                                      2,514
  100,100   Newmont Mining Corp.                                       2,636
  202,200   Nextel Communications, Inc. "A" *                            649
   11,000   NICOR, Inc.                                                  503
   71,000   NIKE, Inc. "B"                                             3,809
   51,200   NiSource, Inc.                                             1,118
   33,800   Noble Corp.*                                               1,305

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USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
   39,900   Nordstrom, Inc.                                        $     904
  105,900   Norfolk Southern Corp.                                     2,476
  825,800   Nortel Networks Corp.*                                     1,197
   60,000   Northern Trust Corp.                                       2,644
   30,000   Northrop Grumman Corp.                                     3,750
   78,800   Novell, Inc.*                                                253
   38,500   Novellus Systems, Inc.*                                    1,309
   19,800   Nucor Corp.                                                1,288
   36,400   NVIDIA Corp.*                                                625
   97,900   Occidental Petroleum Corp.                                 2,936
   74,400   Office Depot, Inc.*                                        1,250
   46,300   Omnicom Group                                              2,121
1,447,400   Oracle Corp.*                                             13,707
   32,400   PACCAR, Inc.                                               1,438
   39,600   Pactiv Corp.*                                                942
   30,000   Pall Corp.                                                   623
  134,400   Palm, Inc.*                                                  237
   65,300   Parametric Technology Corp.*                                 234
   32,900   Parker-Hannifin Corp.                                      1,572
   99,500   Paychex, Inc.                                              3,113
    8,500   Peoples Energy Corp.                                         310
   78,500   PeopleSoft, Inc.*                                          1,168
   72,600   Pepsi Bottling Group, Inc.                                 2,236
  455,000   PepsiCo, Inc.                                             21,931
   29,100   PerkinElmer, Inc.                                            322
1,652,900   Pfizer, Inc.                                              57,852
   98,900   PG&E Corp.*                                                1,769
  343,100   Pharmacia Corp.                                           12,849
   19,900   Phelps Dodge Corp.*                                          820
  568,700   Philip Morris Companies, Inc.                             24,841
  102,860   Phillips Petroleum Co.                                     6,056
   20,300   Pinnacle West Capital Corp.                                  802
   66,100   Pitney Bowes, Inc.                                         2,625
   96,600   Placer Dome, Inc.                                          1,083
   46,700   Plum Creek Timber Co., Inc.                                1,434
   42,300   PMC-Sierra, Inc.*                                            392
   77,300   PNC Financial Services Group                               4,041
   18,600   Power-One, Inc.*                                             116
   47,500   PPG Industries, Inc.                                       2,940
   35,400   PPL Corp.                                                  1,171
   43,000   Praxair, Inc.                                              2,450

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JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
  339,000   Procter & Gamble Co.                                   $  30,273
   53,400   Progress Energy, Inc.                                      2,777
   56,100   Progressive Corp.                                          3,245
   70,500   Providian Financial Corp.*                                   415
   53,100   Public Services Enterprise, Inc.                           2,299
   15,500   Pulte Homes, Inc.                                            891
   25,700   QLogic Corp.*                                                979
  201,200   QUALCOMM, Inc.*                                            5,531
   28,600   Quintiles Transnational Corp.*                               357
  429,000   Qwest Communications International                         1,201
   29,300   R.R. Donnelley & Sons Co.                                    807
   46,400   RadioShack Corp.                                           1,395
   49,700   Rational Software Corp.*                                     408
  101,700   Raytheon Co.                                               4,144
   14,500   Reebok International Ltd.*                                   428
   54,600   Regions Financial Corp.                                    1,919
   83,100   Reliant Energy, Inc.                                       1,404
   46,200   Robert Half International, Inc.*                           1,076
   50,300   Rockwell Automation, Inc.                                  1,005
   43,600   Rockwell Collins                                           1,196
   60,900   Rohm & Haas Co.                                            2,466
   26,300   Rowan Companies, Inc.*                                       564
  561,800   Royal Dutch Petroleum Co. ADR                             31,051
   17,400   Ryder System, Inc.                                           471
   38,900   Sabre Holding Corp.*                                       1,393
   35,500   SAFECO Corp.                                               1,097
  131,000   Safeway, Inc.*                                             3,824
  139,500   Sanmina-SCI Corp.*                                           880
  213,900   Sara Lee Corp.                                             4,415
  874,900   SBC Communications, Inc.                                  26,684
  387,900   Schering-Plough Corp.                                      9,542
  152,100   Schlumberger Ltd.                                          7,073
   40,300   Scientific-Atlanta, Inc.                                     663
   20,800   Sealed Air Corp.*                                            838
   82,500   Sears, Roebuck & Co.                                       4,480
   51,100   Sempra Energy                                              1,131
   38,900   Sherwin-Williams Co.                                       1,164
  120,500   Siebel Systems, Inc.*                                      1,714
   18,900   Sigma-Aldrich Corp.                                          948
   36,000   Simon Property Group, Inc                                  1,326
   40,000   SLM Corp.                                                  3,876

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USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
   14,200   Snap-On, Inc.                                          $     422
  223,600   Solectron Corp.*                                           1,375
  177,700   Southern Co.                                               4,869
   91,300   SouthTrust Corp.                                           2,385
  208,100   Southwest Airlines                                         3,363
  231,200   Sprint Corp. FON                                           2,453
  256,000   Sprint Corp. PCS *                                         1,144
   22,600   St. Jude Medical, Inc.*                                    1,669
   52,500   St. Paul Companies, Inc.                                   2,043
   20,900   Stanley Works                                                857
  124,600   Staples, Inc.*                                             2,455
   99,800   Starbucks Corp.*                                           2,480
   49,900   Starwood Hotels & Resorts Worldwide, Inc.                  1,641
   83,900   State Street Corp.                                         3,750
   57,300   Stilwell Financial, Inc.                                   1,043
   53,500   Stryker Corp.                                              2,863
  845,000   Sun Microsystems, Inc.*                                    4,233
   23,100   Sunoco, Inc.                                                 823
   73,800   SunTrust Banks, Inc.                                       4,998
   39,800   SUPERVALU, Inc.                                              976
   57,100   Symbol Technologies, Inc.                                    485
   78,100   Synovus Financial Corp.                                    2,149
  170,300   Sysco Corp.                                                4,636
   33,800   T. Rowe Price Group, Inc.                                  1,111
  239,600   Target Corp.                                               9,129
   34,500   TECO Energy, Inc.                                            854
   23,000   Tektronix, Inc.*                                             430
  101,800   Tellabs, Inc.*                                               643
   11,800   Temple-Inland, Inc.                                          683
   85,800   Tenet Healthcare Corp.*                                    6,139
   49,400   Teradyne, Inc.*                                            1,161
  451,800   Texas Instruments                                         10,708
   39,200   Textron, Inc.                                              1,838
   52,100   Thermo Electron Corp.*                                       860
   18,300   Thomas & Betts Corp.*                                        340
   40,300   Tiffany & Co.                                              1,419
  139,400   TJX Companies, Inc.                                        2,734
   27,600   TMP Worldwide, Inc.*                                         593
   31,300   Torchmark Corp.                                            1,196
   49,300   Toys 'R' Us, Inc.*                                           861
   82,600   Transocean, Inc.                                           2,573

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USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
   79,000   Tribune Co.                                            $   3,437
   35,100   TRW, Inc.                                                  2,000
   13,700   Tupperware Corp.                                             285
   70,000   TXU Corp.                                                  3,609
  516,100   Tyco International Ltd.                                    6,973
  508,500   U.S. Bancorp                                              11,873
  152,700   Unilever N.V. ADR                                          9,895
   64,700   Union Pacific Corp.                                        4,094
   57,000   Union Planters Corp.                                       1,845
   90,400   Unisys Corp.*                                                814
   82,500   UnitedHealth Group, Inc.                                   7,553
   30,600   United States Steel Corp.                                    609
  124,700   United Technologies Corp.                                  8,467
   59,400   Univision Communications, Inc.*                            1,865
   64,200   Unocal Corp.                                               2,372
   60,200   UNUMProvident Corp.                                        1,532
   39,000   UST, Inc.                                                  1,326
   28,000   V.F. Corp.                                                 1,098
  107,200   Veritas Software Corp.*                                    2,121
  707,400   Verizon Communications, Inc.                              28,402
  465,600   Viacom, Inc. "B" *                                        20,659
   31,700   Visteon Corp.                                                450
   47,300   Vitesse Semiconductor Corp.*                                 149
   24,700   Vulcan Materials Co.                                       1,082
   24,900   W.W. Grainger, Inc.                                        1,247
  362,100   Wachovia Corp.                                            13,825
  270,900   Walgreen Co.                                              10,465
1,170,600   Wal-Mart Stores, Inc.                                     64,395
  528,800   Walt Disney Co.                                            9,994
  249,900   Washington Mutual                                          9,274
  162,300   Waste Management, Inc.                                     4,228
   34,000   Waters Corp.*                                                908
   27,800   Watson Pharmaceuticals *                                     703
   36,500   WellPoint Health Networks, Inc.*                           2,840
  448,400   Wells Fargo Co.                                           22,447
   28,100   Wendy's International, Inc.                                1,119
   57,100   Weyerhaeuser Co.                                           3,646
   18,700   Whirlpool Corp.                                            1,222
  136,400   Williams Companies, Inc.                                     817
   33,400   Winn-Dixie Stores, Inc.                                      521
   55,800   Wm. Wrigley, Jr. Co.                                       3,089

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JUNE 30, 2002 (UNAUDITED)

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
   21,800   Worthington Industries, Inc.                          $      395
  346,900   Wyeth                                                     17,761
  110,000   Xcel Energy, Inc                                           1,845
  193,800   Xerox Corp.*                                               1,351
   84,800   Xilinx, Inc.*                                              1,902
   34,000   XL Capital Ltd. "A"                                        2,880
  151,900   Yahoo!, Inc.*                                              2,242
   73,200   Yum!Brands, Inc.*                                          2,141
   51,800   Zimmer Holdings *                                          1,847
   25,300   Zions Bancorp                                              1,318
                                                                  ----------
            Total common stocks (cost:$2,706,850)                  2,384,823
                                                                  ----------

PRINCIPAL
   AMOUNT                                                             MARKET
   (000)/                                                              VALUE
   SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------

            MONEY MARKET INSTRUMENTS (2.0%)

    $4,730  U.S. Treasury Bill, 1.60%, 07/18/2002(a)                   4,726
43,110,424  BT Institutional Cash Management Fund                     43,111
                                                                  ----------
            Total money market instruments (cost:$47,837)             47,837
                                                                  ----------

            TOTAL INVESTMENTS (COST:$2,754,687)                   $2,432,660
                                                                  ==========

22

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Pharmaceuticals                                         9.1%
Banks                                                   7.2
Diversified Financial Services                          6.6
Integrated Oil & Gas                                    6.0
Systems Software                                        4.1
Industrial Conglomerates                                4.0
Integrated Telecommunication Services                   3.7
General Merchandise Stores                              3.4
Computer Hardware                                       2.9
Semiconductors                                          2.7
Soft Drinks                                             2.6
Electric Utilities                                      2.6
Multi-Line Insurance                                    2.2
Aerospace & Defense                                     2.0
Household Products                                      2.0
Movies & Entertainment                                  2.0
Packaged Foods & Meat                                   1.6
Health Care Equipment                                   1.6
Home Improvement Retail                                 1.4
Property & Casualty Insurance                           1.1
Networking Equipment                                    1.1
Tobacco                                                 1.1
Data Processing Services                                1.1
Other                                                  27.8
                                                       ----
Total                                                  99.9%
                                                       ====

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=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

      Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

      The percentages shown represent the percentages of the investments to net assets.

      ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

      (a) Portion of security is segregated as collateral for futures contracts.

      * Non-income-producing security.

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

ASSETS

  Investment in securities, at market value (identified cost of $2,754,687)     $2,432,660
  Cash                                                                                 156
  Receivables:
      Capital shares sold                                                            1,606
      Dividends and interest                                                         2,833
      USAA Investment Management Company                                               340
  Prepaid expense                                                                      205
                                                                                ----------
         Total assets                                                            2,437,800
                                                                                ----------

LIABILITIES

  Payable for capital shares redeemed                                                  924
  USAA Transfer Agent Company                                                          221
  Variation margin                                                                      91
  Accounts payable and accrued expenses                                                268
                                                                                ----------
         Total liabilities                                                           1,504
                                                                                ----------
             Net assets applicable to capital shares outstanding                $2,436,296
                                                                                ==========

NET ASSETS CONSIST OF:

  Paid-in capital                                                               $2,779,996
  Accumulated undistributed net investment income                                    1,274
  Accumulated net realized loss on investments and futures contracts               (21,586)
  Net unrealized depreciation on investments and futures contracts                (323,388)
                                                                                ----------
             Net assets applicable to capital shares outstanding                $2,436,296
                                                                                ==========
  Net asset value, redemption price, and offering price per share:
    Member Shares (net assets of $1,593,885/107,095 shares outstanding)         $    14.88
                                                                                ==========
    Reward Shares (net assets of $842,411/56,595 shares outstanding)            $    14.88
                                                                                ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

   Income:
       Dividends (net of foreign taxes withheld of $103)                         $  19,407
       Interest                                                                        512
                                                                                 ---------
             Total income                                                           19,919
                                                                                 ---------
   Expenses:
       Management fees                                                               1,381
       Administrative fees                                                             254
       Transfer agent fees
          Member Shares                                                              1,295
          Reward Shares *                                                                3
       Postage
          Member Shares                                                                192
       Shareholder reporting fees
          Member Shares                                                                185
       Registration fees
          Member Shares                                                                 54
          Reward Shares *                                                              125
       Custodian's fees                                                                  1
          Member Shares                                                                 24
          Reward Shares *                                                                3
       Professional fees                                                                56
       Directors' fees                                                                   3
       Other                                                                            99
                                                                                 ---------
             Total expenses                                                          3,675
       Expenses reimbursed
          Member Shares                                                               (820)
          Reward Shares *                                                             (133)
                                                                                 ---------
             Net expenses                                                            2,722
                                                                                 ---------
                Net investment income                                               17,197
                                                                                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized loss from investment transactions                                  (26,398)
   Net realized gain on in-kind redemptions                                         33,488
   Net realized loss from futures transactions                                      (7,130)
   Change in net unrealized appreciation/depreciation of investments
     and futures contracts                                                        (390,466)
                                                                                 ---------
                Net realized and unrealized loss on investments and
                  futures contracts                                               (390,506)
                                                                                 ---------
Decrease in net assets from operations                                           $(373,309)
                                                                                 =========

   * REWARD SHARES WERE INITIATED ON MAY 1, 2002.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

S T A T E M E N T S
===================-------------------------------------------------------------
                  of Changes in NET ASSETS
                  (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2001

FROM OPERATIONS                                                   6/30/2002         12/31/2001
                                                                 -----------------------------
   Net investment income                                         $   17,197         $   34,059
   Net realized gain (loss) from investment
     and futures transactions                                           (40)            75,132
   Change in net unrealized appreciation/depreciation
     of investments and futures contracts                          (390,466)          (437,226)
                                                                 -----------------------------
         Decrease in net assets from operations                    (373,309)          (328,035)
                                                                 -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income
      Member Shares                                                 (13,760)           (33,156)
      Reward Shares*                                                 (2,888)                 -
                                                                 -----------------------------
         Total distributions of net investment income               (16,648)           (33,156)
                                                                 -----------------------------
   Net realized gains:
      Member Shares                                                       -             (5,189)
                                                                 -----------------------------
         Total distributions of net realized gains                        -             (5,189)
                                                                 -----------------------------
             Total distributions                                    (16,648)           (38,345)
                                                                 -----------------------------
Net increase (decrease) in net assets
     from capital share transactions                                (75,898)           283,026
                                                                 -----------------------------
Net decrease in net assets                                         (465,855)           (83,354)

NET ASSETS
     Beginning of period                                          2,902,151          2,985,505
                                                                 -----------------------------
     End of period                                               $2,436,296         $2,902,151
                                                                 =============================

Accumulated undistributed net investment income
     End of period                                               $    1,274         $      725
                                                                 =============================

   * REWARD SHARES WERE INITIATED ON MAY 1, 2002.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the
         Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager) has retained Deutsche Asset Management, Inc. (Deutsche) to serve as subadviser for the Fund. Deutsche is responsible for investing the Fund's assets. Under normal market conditions, Deutsche attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         Effective May 1, 2002, the Fund was divided into two classes of shares, Member Shares and Reward Shares. All previously issued shares of the Fund were designated as Member Shares as of May 1, 2002. Reward Shares were not available prior to that date. Reward Shares are offered to shareholders who meet certain criteria related to account size, number of years invested in the Fund, and other USAA relationships.

         Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each

28

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                 business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange, are valued at the last sales price on that exchange.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

              B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                 all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2002, in accordance with applicable tax law. Additionally, gains and losses from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are non-taxable to the Fund and will be quantified based on the Fund's tax year-end.

              D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the

30

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

         agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $19,283,000, which, if not offset by subsequent capital gains, will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2002, were $100,885,000 and $11,310,000, respectively. Proceeds from sales exclude $197,709,000 of in-kind redemptions.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

         The cost of securities at June 30, 2002, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments at June 30, 2002, were $179,000,000 and $502,388,000, respectively.

(5) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At June 30, 2002, there were 725,000,000 shares of $0.01 par value capital stock authorized for the Fund, designated as Member Shares and Reward Shares. Authorized shares for the Member Shares and Reward Shares were 375,000,000 and 350,000,000, respectively.

         Capital share transactions were as follows, in thousands:

                                                             SIX MONTHS ENDED                 YEAR ENDED
                                                                06/30/2002                    12/31/2001
                                                      ---------------------------------------------------------
                                                        SHARES             AMOUNT       SHARES           AMOUNT
                                                      ---------------------------------------------------------
MEMBER SHARES:
    Shares sold                                         14,538        $   242,956       53,256        $ 925,061
    Shares issued from reinvested dividends                651             10,333        1,459           24,672
    Conversion to Reward Shares                        (14,191)          (229,033)           -                -
    Shares redeemed                                    (62,003)*       (1,024,549)*    (36,599)        (666,707)
                                                      ---------------------------------------------------------
    Net increase (decrease) from capital
       share transactions                              (61,005)       $(1,000,293)      18,116        $ 283,026
                                                      =========================================================
REWARD SHARES (COMMENCED ON MAY 1, 2002):
    Shares sold                                         42,959        $   703,934          n/a              n/a
    Conversion from Member Shares                       14,191            229,033          n/a              n/a
    Shares issued from reinvested dividends                 43                644          n/a              n/a
    Shares redeemed                                       (598)            (9,216)         n/a              n/a
                                                      ---------------------------------------------------------
    Net increase from capital
       share transactions                               56,595        $   924,395          n/a              n/a
                                                      =========================================================

  *  Includes $200,000,000 (11,820,000 shares) of in-kind redemptions made by an affiliate of the Manager.

32

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides oversight of the management of the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets.

                 The Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.18% of the Fund's annual average net assets through April 30, 2002. Effective May 1, 2002, through April 30, 2003, the Manager has voluntarily agreed to waive certain fees and reimburse certain expenses of the Fund to the extent that the total expenses of the Member Shares and the Reward Shares exceed 0.27% and 0.17%, respectively, of their annual average net assets.

                 The Manager has retained Deutsche to serve as subadviser for the Fund, giving it responsibility for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, Deutsche receives a fee from the Manager at an annual rate equal to 0.02% of the Fund's average daily net assets on amounts up to $2.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $4 billion.

              B. ADMINISTRATIVE FEES - The Fund has entered into an
                 Administration Agreement with the Manager under which the Manager provides administrative services to the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets. Prior to May 1, 2002, the Fund paid the Manager a monthly administrative fee,

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                 which on an annual basis was equal to the lesser of 0.06% of the average daily net assets of the Fund or the amount that brought the total Fund annual operating expenses up to 0.18% of the Fund's average net assets.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $20 per shareholder account, plus out-of-pocket expenses.

              D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

              E. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2002, the Association and its affiliates owned 42,645,000 shares (26.1%) of the Fund. During the period of August 1-7, 2002, the association and its affiliates redeemed 37,515,000 shares of the Fund, bringing their ownership down to 5,130,000 shares (4.1%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

34

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(8) FUTURES CONTRACTS
--------------------------------------------------------------------------------

         A summary of obligations under these financial instruments at June 30, 2002, is as follows:

                                                                           MARKET         UNREALIZED
TYPE OF CONTRACT              EXPIRATION      CONTRACTS      POSITION       VALUE        DEPRECIATION
-----------------------------------------------------------------------------------------------------
S&P 500 Index Futures         Sept. 2002         193           Long      $47,772,000     $(1,361,000)

         At June 30, 2002, the Fund segregated securities with a value of $4,726,000 to cover margin requirements on open futures contracts.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ended December 31, 2002. KPMG served as the Fund's independent auditor for the years ended December 31, 2000, and December 31, 2001. For these periods, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor and through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX MONTHS
                                       ENDED JUNE 30,                    YEARS ENDED DECEMBER 31,
                                       ---------------------------------------------------------------------------------
                                            2002            2001          2000          1999          1998        1997
                                       ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at
    beginning of period                 $    17.26      $    19.91    $    22.92    $    19.27    $    15.16    $  11.57
                                       ---------------------------------------------------------------------------------
Income (loss) from
      investment operations:
      Net investment income                    .11(a)          .21           .23           .25           .21         .21
      Net realized and unrealized gain
          (loss) on investments and
          futures transactions               (2.39)          (2.62)        (2.33)         3.71          4.11        3.59
                                       ---------------------------------------------------------------------------------
Total from investment operations             (2.28)          (2.41)        (2.10)         3.96          4.32        3.80
                                       ---------------------------------------------------------------------------------
Less distributions from:
      Net investment income                   (.10)           (.21)         (.24)         (.26)         (.21)       (.21)
      Realized capital gains                     -            (.03)         (.67)         (.05)            -           -
                                       ---------------------------------------------------------------------------------
Total distributions                           (.10)           (.24)         (.91)         (.31)         (.21)       (.21)
                                       ---------------------------------------------------------------------------------
Net asset value at end of period        $    14.88      $    17.26    $    19.91    $    22.92    $    19.27    $  15.16
                                       =================================================================================
Total return (%)*                           (13.25)         (12.09)        (9.27)        20.67         28.62       33.03
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)       $1,593,885      $2,902,151    $2,985,505    $3,196,483    $1,855,855    $630,619
Ratios to average net assets:
      Net investment income (%)               1.21(b)         1.19          1.06          1.25          1.40        1.64
      Expenses after waivers (%)**             .20(b,c)        .18(d)        .18(d)        .18(d)        .18(d)      .18
      Expenses before waivers (%)**            .27(b)          .19           .18           .18           .20         .25
Portfolio turnover (%)                         .42(f)           14(e)         28(e)         13(e)          4(e)       19(e)

  * Assumes reinvestment of all dividend income and capital gain distributions during the period; does not reflect $10 annual account maintenance fee.
 ** Includes expenses of the Equity 500 Index Portfolio (the Portfolio) through August 12, 2001, the date at which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.
(a)  Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) The Manager had voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of the Fund's annual average net assets through April 30, 2002. Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(d) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Portfolio did not exceed 0.18% of the Fund's annual average net assets. Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets.
(e) Represents the portfolio turnover rate of the Portfolio for years prior to 2001. For 2001, the turnover rate is based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the date of conversion from a master-feeder structure on August 12, 2001, and the Fund's purchases and sales subsequent to the conversion date.
(f)  Excludes in-kind redemptions.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS (CONTINUED)- REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                           PERIOD ENDED
                                                                                           JUNE 30, 2002*
                                                                                           --------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period                                                          $   16.35
                                                                                              -----------
Income (loss) from investment operations:
      Net investment income                                                                           .26(a)
      Net realized and unrealized loss on investments and futures transactions                      (1.68)
                                                                                              -----------
Total from investment operations                                                                    (1.42)
                                                                                              -----------
Less distributions from:
      Net investment income                                                                          (.05)
                                                                                              -----------
Net asset value at end of period                                                                $   14.88
                                                                                              ===========
Total return (%)**                                                                                  (8.67)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)                                                               $ 842,411
Ratios to average net assets:
      Net investment income (%)                                                                      1.57(b)
      Expenses after waivers (%)                                                                      .17(b,c)
      Expenses before waivers (%)                                                                     .21(b)
Portfolio turnover (%)                                                                                .42(d)

  *  Reward Shares were initiated on May 1, 2002.
 **  Assumes reinvestment of all dividend income distributions during the period.
(a)  Calculated using average shares.
(b)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through April 30, 2003.
(d)  Excludes in-kind redemptions.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    Bankers Trust Company
                                130 Liberty Street
                                New York, New York 10006

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE (R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio  498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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

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